Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation deemed to be "actually paid" (as that term is used in Item 402(v)) and certain key metrics relating to A-Mark's financial performance. For further information concerning how our executive compensation program is structured and how we align executive compensation with A-Mark's performance, please see the section “Compensation Discussion and Analysis” above.

					Value of initial fixed $100 investment from June 30, 2020:
Fiscal Year	Summary compensation table total for CEO $	Compensation actually paid to CEO $	Average summary compensation table total for other NEOs $	Average compensation actually paid to other NEOs $	A-Mark total stockholder return $	Peer group total stockholder return $	Net Income attributable to A-Mark ($,000s)	Pre-tax profits ($,000s)
2023	1,451,081	1,809,983	974,708	1,216,967	468.95	86.38	156,360	203,170
2022	1,661,309	4,550,183	1,152,770	1,691,984	383.74	69.97	132,536	166,417
2021	1,951,844	8,606,607	795,315	1,385,858	267.34	195.03	159,637	192,801

The Principal Executive Officer (‘‘CEO’’) and Other NEOs for the applicable fiscal years were as follows:

2023 and 2022: Mr. Roberts served as our CEO, and Messrs. Gjerdrum, Wittmeyer and Aquilino and Ms. Simpson-Taylor served as our Other NEOs.

2021: Mr. Roberts served as our CEO, and Messrs. Gjerdrum and Aquilino and Ms. Simpson-Taylor and Ms. Meltzer served as our Other NEOs.

These companies are the peer companies included in the table above, in the indicated lines of business:

Alternative Brokerage Firms	Alternative Financial Services	E-Commerce
BGC Group, Inc. (BGC)	Enova International, Inc. (ENVA)	Carvana Co. (CVNA)
IG Group Holdings plc (IGG.L)	EZCORP, Inc. (EZPW)	Stitch Fix, Inc. (SFIX)
StoneX Group Inc. (SNEX)	FirstCash Holdings, Inc. (FCFS)	The Lovesac Company (LOVE)
Swissquote Group Holding Ltd (SQN.SW)	Regional Management Corp. (RM)	Liquidity Services, Inc. (LQDT)
B. Riley Financial, Inc. (RILY)	World Acceptance Corporation (WRLD)	Overstock.Com, Inc. (OSTK)
Oppenheimer Holdings Inc. (OPY)	GreenDot Corporation (GDOT)	PC Connection, Inc. (CNXN)

The Summary Compensation Table totals reported for our CEO for fiscal 2021 - 2023 and those amounts for the Other NEOs reflected in the table above were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2023		2022		2021
	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs
Summary Compensation Table Total	1,451,081	974,708	1,661,309	1,152,770	1,951,844	795,315
Adjustments:
Deduction for amount reported under the “Stock Awards” and Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	—	(41,402)	(212,476)	(266,906)	—	—
Increase - year-end fair value of equity awards granted during year that remain unvested at year end (1)	—	36,395	—	232,780	—	—
Increase - vest-date fair value of equity awards granted during year that vested during year	—	—	212,476	42,498	—	—
Increase/deduct - Change in fair value of all equity awards unvested at prior year end and at year end (year-end fair value minus prior-year-end fair value)	—	186,979	1,432,515	418,359	4,547,502	425,592
Increase/deduct - Change in fair value of all equity awards unvested at prior year end that vested during year (vest date fair value minus prior-year-end fair value)	358,902	48,738	1,456,359	112,483	2,107,261	164,951
Deduct - Fair value of equity awards unvested at prior year end but forfeited during year (deduct fair value at prior year end)	—	—	—	—	—	—
Increase - dividends paid on restricted stock and dividend equivalents accrued on unvested equity awards during the year (not otherwise counted in the Summary Compensation Table or year-end or vest-date fair value of equity awards)	—	11,549	—	—	—	—
Total adjustments:	358,902	242,259	2,888,874	539,214	6,654,763	590,543
Compensation actually paid	1,809,983	1,216,967	4,550,183	1,691,984	8,606,607	1,385,858

Company Selected Measure Name	pre-tax profit
Named Executive Officers, Footnote [Text Block]

The Principal Executive Officer (‘‘CEO’’) and Other NEOs for the applicable fiscal years were as follows:

2023 and 2022: Mr. Roberts served as our CEO, and Messrs. Gjerdrum, Wittmeyer and Aquilino and Ms. Simpson-Taylor served as our Other NEOs.

2021: Mr. Roberts served as our CEO, and Messrs. Gjerdrum and Aquilino and Ms. Simpson-Taylor and Ms. Meltzer served as our Other NEOs.

Peer Group Issuers, Footnote [Text Block]

These companies are the peer companies included in the table above, in the indicated lines of business:

Alternative Brokerage Firms	Alternative Financial Services	E-Commerce
BGC Group, Inc. (BGC)	Enova International, Inc. (ENVA)	Carvana Co. (CVNA)
IG Group Holdings plc (IGG.L)	EZCORP, Inc. (EZPW)	Stitch Fix, Inc. (SFIX)
StoneX Group Inc. (SNEX)	FirstCash Holdings, Inc. (FCFS)	The Lovesac Company (LOVE)
Swissquote Group Holding Ltd (SQN.SW)	Regional Management Corp. (RM)	Liquidity Services, Inc. (LQDT)
B. Riley Financial, Inc. (RILY)	World Acceptance Corporation (WRLD)	Overstock.Com, Inc. (OSTK)
Oppenheimer Holdings Inc. (OPY)	GreenDot Corporation (GDOT)	PC Connection, Inc. (CNXN)

PEO Total Compensation Amount	$ 1,451,081	$ 1,661,309	$ 1,951,844
PEO Actually Paid Compensation Amount	$ 1,809,983	4,550,183	8,606,607
Adjustment To PEO Compensation, Footnote [Text Block]	The Summary Compensation Table totals reported for our CEO for fiscal 2021 - 2023 and those amounts for the Other NEOs reflected in the table above were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2023		2022		2021
	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs
Summary Compensation Table Total	1,451,081	974,708	1,661,309	1,152,770	1,951,844	795,315
Adjustments:
Deduction for amount reported under the “Stock Awards” and Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	—	(41,402)	(212,476)	(266,906)	—	—
Increase - year-end fair value of equity awards granted during year that remain unvested at year end (1)	—	36,395	—	232,780	—	—
Increase - vest-date fair value of equity awards granted during year that vested during year	—	—	212,476	42,498	—	—
Increase/deduct - Change in fair value of all equity awards unvested at prior year end and at year end (year-end fair value minus prior-year-end fair value)	—	186,979	1,432,515	418,359	4,547,502	425,592
Increase/deduct - Change in fair value of all equity awards unvested at prior year end that vested during year (vest date fair value minus prior-year-end fair value)	358,902	48,738	1,456,359	112,483	2,107,261	164,951
Deduct - Fair value of equity awards unvested at prior year end but forfeited during year (deduct fair value at prior year end)	—	—	—	—	—	—
Increase - dividends paid on restricted stock and dividend equivalents accrued on unvested equity awards during the year (not otherwise counted in the Summary Compensation Table or year-end or vest-date fair value of equity awards)	—	11,549	—	—	—	—
Total adjustments:	358,902	242,259	2,888,874	539,214	6,654,763	590,543
Compensation actually paid	1,809,983	1,216,967	4,550,183	1,691,984	8,606,607	1,385,858

Non-PEO NEO Average Total Compensation Amount	$ 974,708	1,152,770	795,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,216,967	1,691,984	1,385,858
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Other NEOs reflected in the table above were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2023		2022		2021
	CEO	Average for other NEOs	CEO	Average for other NEOs	CEO	Average for other NEOs
Summary Compensation Table Total	1,451,081	974,708	1,661,309	1,152,770	1,951,844	795,315
Adjustments:
Deduction for amount reported under the “Stock Awards” and Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	—	(41,402)	(212,476)	(266,906)	—	—
Increase - year-end fair value of equity awards granted during year that remain unvested at year end (1)	—	36,395	—	232,780	—	—
Increase - vest-date fair value of equity awards granted during year that vested during year	—	—	212,476	42,498	—	—
Increase/deduct - Change in fair value of all equity awards unvested at prior year end and at year end (year-end fair value minus prior-year-end fair value)	—	186,979	1,432,515	418,359	4,547,502	425,592
Increase/deduct - Change in fair value of all equity awards unvested at prior year end that vested during year (vest date fair value minus prior-year-end fair value)	358,902	48,738	1,456,359	112,483	2,107,261	164,951
Deduct - Fair value of equity awards unvested at prior year end but forfeited during year (deduct fair value at prior year end)	—	—	—	—	—	—
Increase - dividends paid on restricted stock and dividend equivalents accrued on unvested equity awards during the year (not otherwise counted in the Summary Compensation Table or year-end or vest-date fair value of equity awards)	—	11,549	—	—	—	—
Total adjustments:	358,902	242,259	2,888,874	539,214	6,654,763	590,543
Compensation actually paid	1,809,983	1,216,967	4,550,183	1,691,984	8,606,607	1,385,858

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

A-Mark's total stockholder return as shown in the Summary Pay Versus Performance Table (as the return on an investment of $100 at June 30, 2020) has been exceptional: 167% in 2021, 284% in the two-year period of fiscal 2021 and 2022, and 369% in the three-year period fiscal 2021 - 2023 (year-over-year results also were very positive in fiscal 2022 (44%) and fiscal 2023 (22%)). These total stockholder returns vastly exceeded the total stockholder returns of our peer group, which were 95% in 2021, negative 30% in the two-year period of 2021 and 2022, and negative 14% in the three-year period 2021 - 2023. For further comparison, A-Mark's total stockholder returns also exceeded those of the Nasdaq Composite index, which were 45% in 2021, 11% in the two-year period of 2021 and 2022, and 40% in the three-year period 2021 - 2023.

The "compensation actually paid" to our CEO, as shown above, was strongly aligned with A-Mark's excellent performance in fiscal 2021 - 2023, in part through payment of annual bonuses at maximum pre-set levels, together with discretionary bonus payouts in fiscal 2021 and 2022. The greater portion of the CEO's "compensation actually paid" in fiscal 2021 and 2022 resulted from increases in the fair value of his stock options that remained unvested at any time in the fiscal year. Note that "compensation actually paid," as defined in SEC rules, includes year-over-year changes in the fair value of unvested stock options, which treats those values as "actually paid" even though the executive has not exercised and, until the final vesting date, cannot exercise the option.

Growth in the stock price represented the major portion of total stockholder return in fiscal 2021, 2022 and 2023 (dividends represent the remaining portion of total stockholder return), and the fair value of stock options is closely aligned with stock price growth when the market price of our stock exceeds the exercise price of the option. However, the CEO did not receive further grants of stock options after November 2019. As a result, his "compensation actually paid," although generally aligned with the favorable total stockholder returns in fiscal 2022 and fiscal 2023, in fact declined in those years due to the vesting of a portion of his stock options before the beginning of fiscal 2022 and 2023, and year-over-year increases in the market price of A-Mark stock, while quite positive, were not as great in fiscal 2022 and 2023 as in fiscal 2021. The portion of the CEO's "compensation actually paid" attributable to stock options was 77% in 2021, 68% in 2022 and 20% in 2023. For the other NEOs in the above table, equity grants during fiscal 2021 - 2023 tended to offset the vesting of equity awards granted before fiscal 2021 and the effect of the large increase in stock price in fiscal 2021, so that the "compensation actually paid" level averaged for the other NEOs remained relatively consistent in fiscal 2021, 2022 and 2023, except that the pay level for fiscal 2022 was higher mainly due to one equity award held by a person who first became an NEO in that fiscal year.

Compensation Actually Paid vs. Net Income [Text Block]

"Compensation actually paid" in fiscal 2021 - 2023 also was aligned with net income attributable to A-Mark ("A-Mark Net Income"). In the five years from fiscal 2015 to 2019, A-Mark Net Income to date averaged $4.45 million, with the highest A-Mark Net Income in any of those years being $9.3 million achieved in fiscal 2016. In fiscal 2020, A-Mark set a record for A-Mark Net Income, which was $30.5 million. During fiscal 2021, A-Mark Net Income grew to $159.6 million, more than five times the record net income achieved in the previous year. A-Mark's stock price and total stockholder return grew dramatically in fiscal 2021, in parallel with the growth in A-Mark Net Income. As discussed above, this resulted in an increase in fair value in equity awards held by the CEO and other NEOs which remained unvested at the start of fiscal 2021. A-Mark Net Income in fiscal 2022 and 2023, $132.5 million and $156.4 million, respectively, remained at very high levels compared to levels achieved before 2021, and the amounts of "compensation actually paid" to the CEO and other NEOs corresponded to those results, although the CEO's "compensation actually paid" was much lower than the amount for fiscal 2021 for the reasons discussed in the preceding paragraph.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

"Compensation actually paid" in fiscal 2021 - 2023 also was aligned with net income before provision for income taxes, a GAAP item we refer to as "pre-tax profit." Pre-tax profit in fiscal 2021, $192.8 million, was more than five times higher than the record pre-tax profit achieved in fiscal 2020. Results in fiscal 2022 remained robust, at $166.4 million, and in fiscal 2023 pre-tax profit set a new record, at $203.2 million. These results led directly to maximum annual incentive payouts to the CEO and for most other NEOs for whom pre-tax profit was the primary performance metric under pre-set bonus formulas and were a significant factor in the determination of discretionary bonuses. The market price of our stock grew in fiscal 2021 and 2023 in a way generally corresponding to the growth in pre-tax profit, and grew year-over-year in fiscal 2022 as A-Mark's businesses generated strong profits again. Share price growth led to growth in the fair value of the executives' equity awards that were unvested at the beginning of a given fiscal year. The "compensation actually paid" methodology excludes growth in options and equity awards once they are vested, which accounts in part for the year-over-year decline in the CEO's "compensation actually paid" in fiscal 2022 and 2023. Among the other NEOs, as stated above, equity grants during fiscal 2021 - 2023 tended to offset the vesting of equity awards and the effect of the large increase in share price in fiscal 2021.

Tabular List [Table Text Block]

Most Important Financial Performance Measures

A-Mark has identified net income before provision for income taxes (which we refer to as pre-tax profit) as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure for annual incentive awards, with stock price being the metric most affecting the value of equity awards. Together, pre-tax profit and stock price create strong links between compensation actually paid to the CEO and the other NEOs in fiscal 2023 and A-Mark’s performance. The following are the two most important financial performance measures used by A-Mark to link compensation actually paid to the CEO and other NEOs in fiscal 2023 to the Company’s performance:

(1)
GAAP net income before provision for income taxes ("pre-tax profit"). For the CEO, President and Chief Operating Officer, this financial measure is A-Mark's pre-tax profit; for NEOs responsible for specific business units, this financial measure is based on pre-tax profit attributable to the business units managed by the NEO.
(2)
Increase in stock price, which directly and positively affects the fair value of unvested stock options and restricted stock units.

Total Shareholder Return Amount	$ 468.95	383.74	267.34
Peer Group Total Shareholder Return Amount	86.38	69.97	195.03
Net Income (Loss)	$ 156,360,000	$ 132,536,000	$ 159,637,000
Company Selected Measure Amount	203,170,000	166,417,000	192,801,000
PEO Name	Mr. Roberts	Mr. Roberts	Mr. Roberts
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	GAAP net income before provision for income taxes ("pre-tax profit"). For the CEO, President and Chief Operating Officer, this financial measure is A-Mark's pre-tax profit; for NEOs responsible for specific business units, this financial measure is based on pre-tax profit attributable to the business units managed by the NEO.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Increase in stock price, which directly and positively affects the fair value of unvested stock options and restricted stock units.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 358,902	$ 2,888,874	$ 6,654,763
PEO [Member] | Deduction for Amount Reported The Under Stock Awards and Deduction for Amount Reported under The Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(212,476)
PEO [Member] | Vest-Date Fair Value of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		212,476
PEO [Member] | Change in Fair Value of All Equity Awards Unvested at Prior Year End and at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,432,515	4,547,502
PEO [Member] | Change in Fair Value of All Equity Awards Unvested at Prior Year End That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	358,902	1,456,359	2,107,261
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	242,259	539,214	590,543
Non-PEO NEO [Member] | Deduction for Amount Reported The Under Stock Awards and Deduction for Amount Reported under The Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(41,402)	(266,906)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remain Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,395	232,780
Non-PEO NEO [Member] | Vest-Date Fair Value of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		42,498
Non-PEO NEO [Member] | Change in Fair Value of All Equity Awards Unvested at Prior Year End and at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	186,979	418,359	425,592
Non-PEO NEO [Member] | Change in Fair Value of All Equity Awards Unvested at Prior Year End That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,738	$ 112,483	$ 164,951
Non-PEO NEO [Member] | Dividends Paid on Restricted Stock and Dividend Equivalents Accrued on Unvested Equity Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,549